Accounts Payable and Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounts Payable and Accrued Expenses [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
6.    ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consisted of the following at:

	September 30, 2013	December 31, 2012
Accounts payable	$2,978,852	$370,675
Accrued wages	115,500	97,961
Accrued sales and payroll taxes	214,679	-
Accrued fees	1,293,854	72,038
Accrued interest expense	4,553	7,200
Total	$4,607,438	$547,874

Accrued fees consist primarily of fees owed to consultants, revenue share and electricity reimbursements to property owners where the EV chargers are situated.

In conjunction with the acquisition of 350Green, the 350Green vendor’s accounts payable was collateralized by 28 EV charging stations installed by 350Green in California and Maryland to be paid in monthly installments of $10,000.  The vendor’s account payable was $126,141 at such time and is $66,141 as of September 30, 2013.

4.         ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consisted of the following at:

	December 31 ,2012	December 31, 2011
Accounts payable	$370,675	$294,083
Accrued wages	97,961	71,030
Accrued fees	72,038	-
Accrued interest expense	7,200	-
Total	$547,874	$365,113